Common Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Changes in Each Class of Shares Issued and Outstanding
The table below shows the changes in each class of shares issued and outstanding:

	Years ended December 31,
	2016	2015	2014
Class A
Beginning balance	50,151,265	15,752,736	494,200
Issued shares	3,360,471	34,498,220	11,950,844
Forfeited shares	(37,188)	—	—
Repurchased shares	(313,313)	(99,691)	—
Converted from Class B shares	24,158,146	—	3,307,692
Ending balance	77,319,381	50,151,265	15,752,736
Class B
Beginning balance	135,963,975	125,282,892	114,605,747
Issued shares	—	10,681,083	16,981,664
Repurchased shares	—	—	(2,996,827)
Converted to Class A shares	(24,158,146)	—	(3,307,692)
Ending balance	111,805,829	135,963,975	125,282,892
Class M-1
Beginning balance	5,198,273	5,198,273	5,198,273
Converted to Class A shares	(1,155,303)	—	—
Forfeited shares	(270,543)	—	—
Repurchased shares	(298,222)	—	—
Ending balance	3,474,205	5,198,273	5,198,273
Class M-2
Beginning balance	3,125,869	3,125,869	3,226,792
Converted to Class A shares	(1,788,998)	—	—
Forfeited shares	(161,474)	—	(80,738)
Repurchased shares	(107,650)	—	(20,185)
Ending balance	1,067,747	3,125,869	3,125,869
Class M-3
Beginning balance	3,110,000	3,350,000	—
Issued shares	—	—	3,390,000
Converted to Class A shares	(1,443,700)	—	—
Forfeited shares	(224,000)	(216,000)	(32,000)
Repurchased shares	(96,000)	(24,000)	(8,000)
Ending balance	1,346,300	3,110,000	3,350,000
Class M-4
Beginning balance	5,038,443	—	—
Issued shares	990,650	5,316,751	—
Converted to Class A shares	(79,031)	—	—
Forfeited shares	(452,528)	(242,050)	—
Repurchased shares	(99,732)	(36,258)	—
Ending balance	5,397,802	5,038,443	—